FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of Company's liabilities that are measured at fair value on a recurring basis
The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of September 30, 2021.

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$25,012,500	$—	$—	$25,012,500
Private Warrants	—	—	11,938,334	11,938,334

Total Warrants Liabilities	$25,012,500	$—	$11,938,334	$36,950,834

The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$35,880,000	$—	$—	$35,880,000
Private Warrants	—	—	17,125,335	17,125,335

Total Warrants Liabilities	$35,880,000	$—	$17,125,335	$53,005,335

FPA Liability	—	—	10,654,540	10,654,540

Grand Total	$35,880,000	$—	$27,779,875	$63,659,875

The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$35,880,000	$—	$—	$35,880,000
Private Warrants	—	—	17,125,335	17,125,335
Total Warrants Liabilities	$35,880,000	$—	$17,125,335	$53,005,335

FPA Liability	—	—	10,654,540	10,654,540

Summary of gross holding losses and fair value of held-to-maturity securities

December 31, 2020	Asset	Level	Fair Value
	Cash	1	$517,500,000

Private Placement Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of the changes in the fair value of the liabilities, a Level 3 liability, measured on a recurring basis
The following table presents a summary of the changes in the fair value of the Private Placement Warrants, a Level 3 liability, measured on a recurring basis.

Private Placement Warrant Liability
Fair value, December 31, 2020	$17,125,335

Change in fair value	(4,775,334)

Fair value, March 31, 2021	12,350,001
Change in fair value	1,811,333

Fair value, June 30, 2021	14,161,334
Change in fair value	(2,223,000)

Fair value, September 30, 2021	$11,938,334

The following
 table presents a summary of the changes in the fair value of the Private Placement Warrants, a Level 3 liability, measured on a recurring basis.

Private Placement Warrant Liability
Fair value, June 19, 2020	$11,526,668
Loss on change in fair value (1)	5,596,667
Fair value, December 31, 2020	$17,125,335

(1)	Represents the non-cash loss on change in valuation of the Private Placement Warrants and is included in Loss on change in fair value of warrant liability on the statement of operations.

FPA Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of the changes in the fair value of the liabilities, a Level 3 liability, measured on a recurring basis

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, December 31, 2020	$10,654,540

Change in fair value	(7,494,372)

Fair value, March 31, 2021	3,160,168
Change in fair value	(3,160,168)

Fair value, June 30, 2021	$—

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, June 19, 2020	$255,538
Recognized loss on change in fair value (1)	10,399,002

Fair value, December 31, 2020	$10,654,540

(1)	Represents the non-cash loss on change in valuation of the FPA liability and is included in Recognized loss on change in fair value of FPA liability on the statement of operations.